Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	2017		2016		2015
	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at
federal corporate tax rate	$ 981	35.0%	$ 953	35.0%	$ 1,480	35.0%
Income tax expense (benefit)
related to prior years	(221)	(7.8)	(53)	(2.0)	(31)	(0.7)
Dividends-received deduction	(83)	(3.0)	(11)	(0.4)	-	-
Adjustment of deferred tax assets and
liabilities for enacted rate change	49	1.7	-	-	-	-
Other	(3)	(0.1)	(2)	(0.1)	-	-

Total income tax expense	$ 723	25.8%	$ 887	32.5%	$ 1,449	34.3%